Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2010 Fund	May 30, 2023
Fidelity Advisor Freedom 2010 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(13.15%)
Past 5 years	2.53%
Since Inception	3.19%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.17%	[1]
F0201
Average Annual Return:
Past 1 year	(12.90%)
Past 5 years	2.58%
Since Inception	3.24%	[1]

[1]	A From June 6, 2017